Lease Obligations - Additional Information (Details) - USD ($) $ in Thousands					1 Months Ended		12 Months Ended
	Mar. 27, 2017	Jan. 27, 2016	Apr. 01, 2014	Jan. 10, 2014	Aug. 31, 2017	Aug. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Rent per month			$ 6		$ 24	$ 16
Lease expiration date	Dec. 31, 2022	Dec. 31, 2022		Jul. 31, 2017
Renewal term	5 years	5 years
Rent expense							$ 252	$ 126	$ 71